Class A Ordinary Shares Subject to Possible Redemption (Details) - Class A Ordinary Shares [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Class A Ordinary Shares Subject to Possible Redemption (Details) [Line Items]
Ordinary shares	300,000,000	300,000,000
Ordinary shares par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Shares subject to possible redemption	32,500,000	32,500,000	0
Common Stock, Voting Rights	one	one